Subsidiaries - SMNC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiaries
Current assets	$ 6,149,591	$ 4,168,984	$ 3,683,753
Non-current assets	8,274,729	7,749,467	6,431,525
Current liabilities	(2,859,228)	(1,906,779)	(1,980,900)
Non-current liabilities	(2,641,512)	(3,290,337)	(2,731,151)
Equity attributable to owners of the Company	5,453,966	5,168,960	4,150,674
Non-controlling interests	2,905,766	1,488,302	1,252,553
Revenue	3,359,984	3,101,175	2,914,180
Other income	57,283	44,957	177
Profit for the year	77,211	126,423	316,434
Profit (loss) attributable to owners	134,055	179,679	376,630
Profit (loss) attributable to the non-controlling interests	(56,844)	(53,256)	(60,196)
Total comprehensive loss attributable to owners	133,977	251,135	326,191
Total comprehensive loss attributable to the non-controlling interests	(56,625)	(51,658)	(61,087)
Total comprehensive income (loss) for the year	77,352	199,477	265,104
Net cash inflow (outflow) from operating activities	799,426	1,080,686	977,202
Net cash inflow (outflow) from investing activities	(3,197,261)	(2,662,139)	(2,443,333)
Net cash inflow (outflow) from financing activities	2,376,922	1,271,591	2,614,778
Net (decrease) increase in cash and cash equivalent	(20,913)	(309,862)	1,148,647
Semiconductor Manufacturing North China (Beijing) Corporation ("SMNC")
Subsidiaries
Current assets	2,582,534	1,559,016	1,103,214
Non-current assets	1,918,935	2,046,290	1,807,207
Current liabilities	(629,152)	(596,500)	(409,898)
Non-current liabilities	(358,793)	(315,718)	(327,995)
Net assets	3,513,524	2,693,088	2,172,528
Equity attributable to owners of the Company	1,787,147	1,368,498	1,102,825
Non-controlling interests	1,726,377	1,324,590	1,069,703
Revenue	597,257	471,174	243,715
Expense	(709,627)	(574,386)	(339,910)
Other income	32,345	23,389	(19,480)
Profit for the year	(80,025)	(79,823)	(115,675)
Profit (loss) attributable to owners	(40,812)	(40,710)	(59,807)
Profit (loss) attributable to the non-controlling interests	(39,213)	(39,113)	(55,868)
Total comprehensive loss attributable to owners	(40,812)	(40,710)	(59,807)
Total comprehensive loss attributable to the non-controlling interests	(39,213)	(39,113)	(55,868)
Total comprehensive income (loss) for the year	(80,025)	(79,823)	(115,675)
Dividends paid to non-controlling interests	0	0	0
Net cash inflow (outflow) from operating activities	101,384	188,115	(13,082)
Net cash inflow (outflow) from investing activities	(936,942)	(820,606)	(1,627,788)
Net cash inflow (outflow) from financing activities	890,109	590,091	1,655,011
Net (decrease) increase in cash and cash equivalent	54,551	$ (42,400)	$ 14,141
Semiconductor Manufacturing South China Corporation
Subsidiaries
Current assets	2,031,682
Non-current assets	166,037
Current liabilities	(58,254)
Net assets	2,139,465
Equity attributable to owners of the Company	1,096,914
Non-controlling interests	1,042,551
Expense	(19,625)
Other income	4,336
Profit for the year	(15,289)
Profit (loss) attributable to owners	(9,940)
Profit (loss) attributable to the non-controlling interests	(5,349)
Total comprehensive loss attributable to owners	(9,940)
Total comprehensive loss attributable to the non-controlling interests	(5,349)
Total comprehensive income (loss) for the year	(15,289)
Dividends paid to non-controlling interests	0
Net cash inflow (outflow) from operating activities	(10,775)
Net cash inflow (outflow) from investing activities	(1,937,066)
Net cash inflow (outflow) from financing activities	1,951,830
Net (decrease) increase in cash and cash equivalent	$ 3,989